Oppenheimer AMT-Free Municipals
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Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves Fund
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Allocation Fund
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund®
Oppenheimer Main Street Select Fund®
Oppenheimer Main Street Small- & Mid-Cap Fund®
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Portfolio Series: Equity Investor Fund
Oppenheimer Portfolio Series: Conservative Investor Fund
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Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester Arizona Municipal Fund
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Oppenheimer Rochester Massachusetts Municipal Fund
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Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

Summary Prospectus Supplement dated April 2, 2012

This supplement amends the Summary Prospectus of each of the above referenced funds and is in addition to any other supplements.

The following is added to the end of the section of the Summary Prospectus titled "Purchase and Sale of Fund Shares":

After June 29, 2012, Class B shares will no longer be offered for new purchases. New Class B share account applications will be returned and any investments for existing Class B share accounts that are received after that date will be made in Class A shares of Oppenheimer Money Market Fund, Inc.

April 2, 2012
 PS0000.069

OPPENHEIMER Main Street Select Fund® Summary Prospectus November 28, 2011
NYSE Ticker Symbols
Class A	OMSOX
Class B	OMOBX
Class C	OMSCX
Class N	OMSNX
Class Y	OMSYX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, Annual Report and other information about the Fund online at https://www.oppenheimerfunds.com/fund/MainStreetSelectFund. You can also get this information at no cost by calling 1.800.225.5677 or by sending an email request to: info@oppenheimerfunds.com.

The Fund's prospectus and Statement of Additional Information ("SAI"), both dated November 28, 2011, and pages 6 through 48 of its most recent Annual Report, dated July 31, 2011, are incorporated by reference into this Summary Prospectus. You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/MainStreetSelectFund. The Fund's prospectus is also available from financial intermediaries who are authorized to sell Fund shares.

Investment Objective. The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 46 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	5%	1%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Class A	Class B	Class C	Class N	Class Y
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.49%	None
Other Expenses	0.32%	0.55%	0.30%	0.37%	0.22%
Total Annual Fund Operating Expenses	1.22%	2.20%	1.95%	1.51%	0.87%
Fee Waiver and Expense Reimbursement*	None	(0.15%)	None	(0.01%)	None
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.22%	2.05%	1.95%	1.50%	0.87%

*  The Fund's transfer agent has voluntarily agreed to limit its fees to 0.35% of average daily net assets per fiscal year for all classes. That fee limitation may not be amended or withdrawn until one year after the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$693	$942	$1,211	$1,976	$693	$942	$1,211	$1,976
Class B	$710	$981	$1,378	$2,063	$210	$681	$1,178	$2,063
Class C	$300	$618	$1,062	$2,297	$200	$618	$1,062	$2,297
Class N	$254	$480	$829	$1,814	$154	$480	$829	$1,814
Class Y	$89	$279	$484	$1,077	$89	$279	$484	$1,077

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in common stock of a select group of U.S. companies. The Fund's porfolio will generally be invested in 35 or fewer issuers. It mainly focuses on "larger capitalization" issuers, which it considers to be companies within the market capitalization range of the Russell 1000 Index. However it may invest in companies of any market capitalization and may invest in foreign issuers, including issuers in developing market countries.
     The portfolio managers use both fundamental research and quantitative models in selecting securities for the Fund. While the process may change over time or vary in particular cases, in general the selection process currently uses:

  Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;

  Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and

  Consideration of market and industry trends and general economic conditions.

     The Fund aims to maintain a diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio also includes both growth and value stocks. The portfolio managers may sell a security if the stock price is approaching its target; if there has been a deterioration in the company's competitive position or poor execution by the company 's management; or if more attractive alternative investment ideas have been identified.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Focused Investing. Although the Fund is a diversified fund, it normally focuses its investments in a relatively small number of issuers, which may make the value of its shares more volatile than if it invested more widely. At times, the Fund may hold a significant portion of its assets in companies in a particular industry or market sector. As a result, events (such as changes in economic conditions, government regulations, market declines, or the availability of basic resources or supplies) that affect that particular industry or sector more than others may have a greater effect on the Fund's performance. It might also be more difficult for the Fund to sell portfolio securities at a price it considers appropriate if it holds larger blocks of stock because it invests in fewer issuers.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that focuses on the common stock of a select group of companies. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/MainStreetSelectFund

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.99% (2nd quarter 2009) and the lowest return was -22.24% (4th quarter 2008). For the period from January 1, 2011 to September 30, 2011 the cumulative return (not annualized) before taxes was -12.29%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2010
	1 Year	5 Years	10 Years (or life of class, if less)
Class A Shares (inception 9/25/2000)
Return Before Taxes	10.12%	1.20%	5.76%
Return After Taxes on Distributions	10.12%	0.36%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares	6.58%	0.70%	4.78%
Class B Shares (inception 9/25/2000)	10.79%	1.23%	5.87%
Class C Shares (inception 9/25/2000)	15.00%	1.65%	5.60%
Class N Shares (inception 3/1/2001)	15.39%	2.09%	5.47%
Class Y Shares (inception 9/25/2000)	17.27%	2.81%	6.79%
S&P 500 Index	15.06%	2.29%	1.41%
(reflects no deduction for fees, expenses or taxes)			2.07%[1]
Russell 1000 Index	16.10%	2.59%	1.83%
(reflects no deduction for fees, expenses or taxes)			2.54%[1]

1.  From 2/28/01

Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

Portfolio Managers. Manind ("Mani") Govil has been lead portfolio manager and Vice President of the Fund and Anthony W. Gennaro, Jr. has been co-portfolio manager and Vice President of the Fund since May 2009.

Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

Taxes. If your shares are not held in a tax-deferred account, Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Manager, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For More Information About Oppenheimer Main Street Select Fund

You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/MainStreetSelectFund. You can also request additional information about the Fund or your account:

By Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (225.5677)
By Mail:	For requests by mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270	For courier or express mail requests: OppenheimerFunds Services 12100 East Iliff Avenue, Suite 300 Aurora, Colorado 80014
On the Internet:	You can read or download information on the OppenheimerFunds website at: www.oppenheimerfunds.com
PR0731.001.1111